Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 174,522	$ 195,491	$ 245,680
Foreign	71,773	41,831	39,166
Income before income taxes	$ 246,295	$ 237,322	$ 284,846